UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     November 5, 2008

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      $100,274


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ACCURAY INC.			COM		    004397105  854	 105875	  SH	   SOLE			 0	105875
BERKSHIRE HATHAWAY CL B         CL B                084670207  7480      1702     SH       SOLE                  0      01702
CIMAREX ENERGY CO CMN           COM                 171798101  3718      76023    SH       SOLE                  0      076023
CISCO SYSTEMS, INC. CMN         COM                 17275r102  310       13756    SH       SOLE                  0      013756
CLIFFS NATURAL RES INC          COM                 18683k101  1740      32875    SH       SOLE                  0      032875
DOW CHEMICAL CO CMN             COM                 260543103  3541      111415   SH       SOLE                  0      0111415
E M C CORP MASS                 COM                 268648102  1239      103570   SH       SOLE                  0      0103570
ENCORE ACQUISITION CO           COM                 29255w100  1919      45920    SH       SOLE                  0      045920
FAIRFAX FNCL HLDGS LTD          COM                 303901102  7929      24136    SH       SOLE                  0      024136
GENERAL DYNAMICS CORP           COM                 369550108  4603      62520    SH       SOLE                  0      062520
GMX RESOURCES INC CMN           COM                 38011m108  2622      54855    SH       SOLE                  0      054855
GREENBRIER COMPANIES INC        COM                 393657101  885       45345    SH       SOLE                  0      045345
ISHARES MSCI PAC EX JAP         MSCI PAC J IDX      464286665  3281      91385    SH       SOLE                  0      091385
ISHARES SILVER TR MUT FD        ISHARES             46428q109  1900      160320   SH       SOLE                  0      0160320
JOHNSON & JOHNSON CMN           COM                 478160104  5784      83493    SH       SOLE                  0      083493
KAYNE ANDERSON EN TOT RT        COM                 48660p104  671       30280    SH       SOLE                  0      030280
KEY ENERGY SERVICES INC         COM                 492914106  1064      91735    SH       SOLE                  0      091735
LEUCADIA NATIONAL CORP          COM                 527288104  6338      139470   SH       SOLE                  0      0139470
NORTHWEST NAT GAS CO            COM                 667655104  208       4000     SH       SOLE                  0      04000
PHARMACEUTICAL PROD DEV         COM                 717124101  2669      64555    SH       SOLE                  0      064555
PORTFOLIO RECOVERY ASSOCS       COM                 73640q105  4483      92178    SH       SOLE                  0      092178
POWERSHARES DB ENERGY FD        DB ENERGY FUND      73936b101  861       21700    SH       SOLE                  0      021700
PWERSHARES DYN BIO & GEN        DYN BIOT & GEN      73935x856  1805      99700    SH       SOLE                  0      099700
PROSHARES SHORT S&P500          SHORT S&P 500       74347r503  2548      34850    SH       SOLE                  0      034850
SK TELECOM CO., LTD.            SPONSORED ADR       78440p108  3479      184840   SH       SOLE                  0      0184840
SPDR GOLD TRUST ETF             GOLD SHS            78463v107  3308      38880    SH       SOLE                  0      038880
SUNOPTA INC CMN                 COM                 8676ep108  2411      391400   SH       SOLE                  0      0391400
SUPERIOR ENERGY SERVICES        COM                 868157108  2845      91375    SH       SOLE                  0      091375
TEMPLETON GLOBAL INCOME         COM                 880198106  3470      439200   SH       SOLE                  0      0439200
TRANSOCEAN INC. CMN             COM                 g90073100  3345      30453    SH       SOLE                  0      030453
VERIZON COMMUNICATIONS          COM                 92343v104  3299      102820   SH       SOLE                  0      0102820
WATERS CORPORATION              COM                 941848103  2641      45395    SH       SOLE                  0      045395
WELLPOINT, INC. CMN             COM                 94973v107  4705      100595   SH       SOLE                  0      0100595
WINTHROP REALTY TRUST           SH BEN INT          976391102  685       175650   SH       SOLE                  0      0175650
WISDOMTREE DREY CHIN YUAN       CHINESE YUAN ETF    97717w182  550       21860    SH       SOLE                  0      021860
WISDOMTREE DREYFUS EURO         DREYF EURO ETF      97717w174  516       22400    SH       SOLE                  0      022400
WISDOMTREE DREYFUS JPY          JAPANESE YEN F      97717w224  570       22875    SH       SOLE                  0      022875


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